Operating expenses - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Maintenance of hardware and software	$ (671)	$ (546)	$ (331)
Technical maintenance	(1,393)	(1,329)	(854)
Service connection fees for fixed lines and Internet lines	(600)	(267)	(224)
Service connection fees capitalized as SAC (Note 3.i)	23	14	14
Service connection fees capitalized as Intangible assets (Note 3.i)	50	41	36
Other maintenance costs	(716)	(524)	(396)
Obsolescence of inventories - Mobile Services (Note 7)	(17)	(45)	(38)
Call center fees	(1,999)	(1,428)	(1,297)
Other fees for services	(1,211)	(862)	(793)
Directors and Supervisory Committee's fees	(66)	(60)	(36)
Total fees for services, maintenance, materials and supplies	$ (6,600)	$ (5,006)	$ (3,919)